Jan. 28, 2022
Chase Growth Fund
CHASE GROWTH FUND
Investment Objective
The Fund’s investment objective is to achieve the growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
SHAREHOLDER FEES (fees paid directly from your investment)

	Class N	Institutional Class
SHAREHOLDER FEES (fees paid directly from your investment)
Redemption Fees (as a percentage of amount redeemed on shares held for 60 days or less)	2.00%	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%
Other Expenses	0.41%	0.41%
Shareholder Servicing Plan Fees	0.15%	None
Total Annual Fund Operating Expenses	1.31%	1.16%
Less: Fee Waiver(1)	-0.17%	-0.17%
Total Annual Fund Operating Expenses After Fee Waiver	1.14%	0.99%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Class N	Institutional Class
SHAREHOLDER FEES (fees paid directly from your investment)
Redemption Fees (as a percentage of amount redeemed on shares held for 60 days or less)	2.00%	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%
Other Expenses	0.41%	0.41%
Shareholder Servicing Plan Fees	0.15%	None
Total Annual Fund Operating Expenses	1.31%	1.16%
Less: Fee Waiver(1)	-0.17%	-0.17%
Total Annual Fund Operating Expenses After Fee Waiver	1.14%	0.99%

Example.
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap for the first year only).
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$116	$398	$702	$1,564
Institutional Class	$101	$352	$622	$1,394

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 94.19% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Fund invests primarily in common stocks of domestic companies of any size market capitalization. Stocks that the Adviser purchases for the Fund typically have earnings growth in excess of 10% per year on a historical basis, have demonstrated consistency of earnings growth over time and are believed by the Adviser to be of higher quality than other company stocks. The Fund may regularly have significant exposure to one or more economic sectors of the market. For example, as of September 30, 2021, 30% of the Fund’s total investments were invested in securities within the technology sector. In addition, the Fund may invest a portion of its assets in non-U.S. issuers that are either publicly traded in the U.S. or through the use of depositary receipts, such as American Depositary Receipts (“ADRs”). The Fund may also use money market funds or exchange-traded funds (“ETFs”) for its cash position.
In buying and selling portfolio securities, the Adviser first screens companies for 10% or greater earnings growth over the last five years, consistency of earnings, and liquidity. The Adviser then applies a proprietary filter to find stocks with certain characteristics such as earnings momentum and relative price performance, as well as a number of other fundamental and technical factors. The Adviser then conducts traditional fundamental security analysis to identify the key drivers of growth for each candidate, assess the risks to the company, and determine the most attractive buys for the Fund. The Adviser continuously reviews prices and adjusts its price targets in response to changes in stock characteristics. The existence of alternative securities that the Adviser considers to be more attractive is an added consideration in deciding whether to sell portfolio securities.
The Adviser expects that the Fund’s investment strategy may result in a portfolio turnover rate in excess of 100% on an annual basis.
Principal Investment Risks
By itself, the Fund is not a complete, balanced investment plan. The Fund cannot guarantee that it will achieve its investment objectives. Losing all or a portion of your investment is a risk of investing in the Fund. The following risks are considered principal and could affect the value of your investment in the Fund:
•General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. For example, the outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world, including those in which the Fund invests. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures, may continue to have a significant negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, negatively impact the Fund’s arbitrage and pricing mechanisms, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.
•Equity Securities Risk – The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions.
•Management Risk – The Fund’s ability to achieve its investment objective depends on the Adviser’s ability to correctly identify economic trends and select stocks, particularly in volatile stock markets.
•Medium-Cap Companies Risk – Investing in securities of medium-capitalization companies may involve greater volatility than investing in larger companies because medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.
•Large-Cap Companies Risk – Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. In addition, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
•Sector Emphasis Risk – Securities of companies in the same or related businesses, if comprising a significant portion of the Fund’s portfolio, could react negatively in some circumstances to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if exposure to such sector comprised a lesser portion of the Fund’s portfolio.
◦Technology Sector Risk – Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.
•Small-Cap Companies Risk – Investments in smaller or unseasoned companies involve much greater risk than investments in larger, more established companies due to smaller companies being more likely to experience unexpected fluctuations in prices. This is due to the higher degree of uncertainty in a small-cap company’s growth prospects, the lower degree of liquidity in the market for small-cap stocks, and the greater sensitivity of small-cap companies to changing economic conditions.
•Portfolio Turnover Risk – A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.
•Depositary Receipt Risk – Depositary receipts involve risks similar to those associated with investments in foreign securities and certain additional risks. Investments in foreign securities may involve financial, economic or political risks not ordinarily associated with the securities of U.S. issuers. Depositary receipts listed on U.S. exchanges are issued by banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. When the Fund invests in depositary receipts as a substitute for an investment directly in the underlying foreign shares, the Fund is exposed to the risk that the depositary receipts may not provide a return that corresponds precisely with that of the underlying foreign shares.
•Foreign Securities Risk – Foreign securities are subject to special risks in addition to those of issuers located in the U.S. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Fund's investments.
The Fund is intended for investors who:
•Have a long-term investment horizon;
•Want to diversify their investment portfolio; and/or
•Are willing to accept higher short-term risk in exchange for a higher potential for long-term total return.
Performance
The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the annual returns for the Fund’s Class N shares from year to year. The table shows how the Fund’s Class N and Institutional Class shares average annual returns for 1-year, 5-years, and 10-years and since inception compare with those of broad measures of market performance and an index that reflects the Lipper category applicable to the Fund. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Prior to January 31, 2020, the Fund had an investment strategy to primarily invest in large-cap stocks. The performance shown below for periods prior to the change in the Fund's investment strategy was achieved under the Fund's prior investment strategy. Updated performance information is available on the Fund’s website at www.chasegrowthfund.com or by calling the Fund toll-free at 1-888-861-7556.
Class N – Calendar Year Total Returns as of December 31

During the period of time shown in the bar chart, the highest return for a calendar quarter was 21.24% (quarter ended 6/30/2020) and the lowest return for a calendar quarter was -18.72% (quarter ended 3/31/2020).
Average Annual Total Returns(for the periods ended December 31, 2021)

Average Annual Total Returns (for the periods ended December 31, 2021)	1 Year	5 Years	10 Years	Since Inception (12/2/1997)
Class N (1)
Return Before Taxes	22.09%	16.78%	14.75%	9.01%
Return After Taxes on Distributions	16.57%	13.52%	10.93%	7.37%
Return After Taxes on Distributions and Sale of Fund Shares	15.92%	12.83%	10.99%	7.26%
Institutional Class (1)
Return Before Taxes	22.17%	16.89%	14.94%	9.13%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	28.71%	18.47%	16.55%	8.84%
Lipper Multi-Cap Growth Funds Index (reflects no deduction for taxes)	16.77%	22.58%	17.85%	9.10%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown only for Class N. After-tax returns for the Institutional Class will vary to the extent it has different expenses. The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares because it assumes the investor received the benefit of a tax deduction.